Annual Total Returns[BarChart] - Small Cap Value Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.76%)	15.06%	36.21%	5.54%	(6.52%)	30.07%	4.94%	(15.57%)	19.20%	4.67%